Supplement dated February 27, 2017

to the Summary Prospectuses (each as amended, as applicable) and Prospectuses (each as supplemented, as applicable) of the following funds:
Fund	Classes	Summary Prospectuses and Prospectuses Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Alternatives Fund	A, Z	1/1/2017
Active Portfolios® Multi-Manager Directional Alternatives Fund	A Z	10/3/2016 1/1/2017
Active Portfolios® Multi-Manager Growth Fund	A Z	8/1/2016 1/1/2017
Active Portfolios® Multi-Manager Small Cap Equity Fund	A, Z	1/1/2017
Active Portfolios® Multi-Manager Total Return Bond Fund	A, Z	1/1/2017
Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund	A Z	10/1/2016 1/1/2017
Effective on February 28, 2017 (the Effective Date), the Funds' names will change as indicated in the table below. Accordingly, on the Effective Date, all references to current names in the Summary Prospectuses and Prospectuses are deleted and replaced with the new names.

Current Fund Names	New Fund Names Effective February 28, 2017
Active Portfolios® Multi-Manager Alternatives Fund	Multi-Manager Alternative Strategies Fund
Active Portfolios® Multi-Manager Directional Alternatives Fund	Multi-Manager Directional Alternative Strategies Fund
Active Portfolios® Multi-Manager Growth Fund	Multi-Manager Growth Strategies Fund
Active Portfolios® Multi-Manager Small Cap Equity Fund	Multi-Manager Small Cap Equity Strategies Fund
Active Portfolios® Multi-Manager Total Return Bond Fund	Multi-Manager Total Return Bond Strategies Fund
Active Portfolios® Multi-Manager Value Fund	Multi-Manager Value Strategies Fund
As of the Effective Date, the footnote found on each Fund's Summary Prospectus and Prospectus front cover, as applicable, is hereby superseded and replaced with the following, or if no footnote exists, the following is added:
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates.
As of the Effective Date, all references to "Active Portfolio Fund(s)" are hereby replaced with "Multi-Manager Strategies Fund(s)." Also as of the Effective Date, the information under the caption “Purchase and Sale of Fund Shares” in the "Summary of the Fund" section in each Fund's Summary Prospectus and Prospectus is hereby superseded and replaced with the following:
Purchase and Sale of Fund Shares
Fund shares are available only to certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $100 minimum initial investment and no minimum additional investment.
The rest of the section remains the same.
As of the Effective Date, the information under the caption "Buying Shares - Eligible Investors" in "Buying, Selling and Exchanging Shares" section of each Fund's Prospectus is hereby superseded and replaced with the following:
Buying Shares
Eligible Investors
Fund shares are available only to investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_042_(02/17)